PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, plant, and equipment were as follows:

	December 31,
(Dollars in thousands)	2013	2012
Land and land improvements	$30,547	$28,985
Building and leasehold improvements	154,521	153,769
Machinery, equipment, and other	1,301,368	1,278,427
Construction-in-progress	37,100	11,017
Property, plant, and equipment, gross	1,523,536	1,472,198
Accumulated depreciation	(780,590)	(679,167)
Property, plant, and equipment, net	$742,946	$793,031